Taxation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions			12 Months Ended
	Nov. 04, 2019	Apr. 01, 2018 HKD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($)	Dec. 12, 2023 CNY (¥)	Feb. 16, 2023 CNY (¥)
Income Tax Contingency [Line Items]
Income tax expense			¥ 72,155	$ 10,163,000	¥ (61,780)	¥ 34,006
Current income tax expense			122,118	17,200,000	86,560	185,194
Deferred income tax expense			¥ (49,963)	$ (7,037,000)	¥ (148,340)	¥ (151,188)
Effect of preferential tax rate, basic earning per ADS | (per share)			¥ 0.56	$ 0.08	¥ 0.54	¥ 1.11
Net tax operating losses			¥ 2,296,240				$ 323,420,000
Withholding tax on dividend payment			99,122	$ 13,961,000	¥ (1,667)	¥ 164,946
Undistributed earnings from PRC Subsidiaries			15,770,890		15,927,820		$ 2,221,280,000
Dividend declared percent on net income	20.00%
Statutory Income Tax Rate, Amount			¥ 499,391	$ 70,338,000	440,713	544,290
Income tax dividend rate			5.00%	5.00%
Dividend Declared [Member]
Income Tax Contingency [Line Items]
Withholding tax on dividend payment			¥ 21,190	$ 2,990,000	¥ 26,920	¥ 53,840
Deferred tax liabilities cash dividend amount | ¥									¥ 500,000
Dividend Declared [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Deferred tax liabilities cash dividend amount | ¥								¥ 1,500,000
VIEs [Member]
Income Tax Contingency [Line Items]
Enterprise income tax rate			25.00%	25.00%	25.00%	25.00%
Hong Kong [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate		16.50%
Hong Kong [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate		8.25%
Hong Kong [Member] | Subsidiaries [Member]
Income Tax Contingency [Line Items]
Income tax expense | $				$ 0
Hong Kong [Member] | Two Tired Profits Tax Regime [Member]
Income Tax Contingency [Line Items]
Statutory Income Tax Rate, Amount | $		$ 2
China [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate			25.00%	25.00%	25.00%	25.00%
Effect of change in enacted tax rate			¥ 156,450	$ 22,030,000.00	¥ 207,670	¥ 348,590
Current income tax expense			180,150	25,370,000	196,540	317,940
Deferred income tax expense			23,700	3,340,000	¥ 11,130	¥ 30,650
Accumulated tax losses.			¥ 2,264,370	$ 318,930,000
Withholding income tax rate on dividends distributed by FIEs			10.00%	10.00%
China [Member] | Chezhiying WFOE [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate					25.00%	25.00%
Reduction in statutory income tax rate					50.00%	50.00%
China [Member] | Hainan Chezhiyitong Information Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate					25.00%	25.00%
Reduction in statutory income tax rate					50.00%	50.00%
China [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate			15.00%	15.00%
China [Member] | Key Software Enterprise [Member] | Beijing Prbrownies Software Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate					10.00%	10.00%
China [Member] | Software Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential relevant year statutory tax rate			12.50%	12.50%
China [Member] | Software Enterprise [Member] | Chezhiying WFOE [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate			25.00%	25.00%	25.00%	25.00%
Reduction in statutory income tax rate			50.00%	50.00%	50.00%	50.00%
China [Member] | Software Enterprise [Member] | Hainan Chezhiyitong Information Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate			25.00%	25.00%	25.00%	25.00%
Reduction in statutory income tax rate			50.00%	50.00%	50.00%	50.00%
China [Member] | Software Enterprise [Member] | Tianjin Autohome Software Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate			25.00%	25.00%	25.00%	25.00%
Reduction in statutory income tax rate			50.00%	50.00%	50.00%	50.00%
China [Member] | Reduction in Taxes [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate on dividends distributed by FIEs			5.00%	5.00%